Retirement benefits - Assets allocations (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Fixed income investments	33.00%	33.00%
Other investments	12.00%	7.00%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Fixed income investments	20.00%
Other investments	0.00%
Maximum
Disclosure of fair value of plan assets [line items]
Fixed income investments	55.00%
Other investments	34.00%
Canadian
Disclosure of fair value of plan assets [line items]
Equities	16.00%	22.00%
Canadian | Minimum
Disclosure of fair value of plan assets [line items]
Equities	2.00%
Canadian | Maximum
Disclosure of fair value of plan assets [line items]
Equities	30.00%
Foreign
Disclosure of fair value of plan assets [line items]
Equities	39.00%	38.00%
Foreign | Minimum
Disclosure of fair value of plan assets [line items]
Equities	15.00%
Foreign | Maximum
Disclosure of fair value of plan assets [line items]
Equities	57.00%